Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Disclosure of composition of cash and cash equivalents

	Year ended December 31
in € thousand	2024	2023
Cash in hand	1	9
Cash at bank	168,269	126,071
Clearing accounts	—	(1)
CASH AND CASH EQUIVALENTS	168,271	126,080